Note 8 - Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 183	$ 31
Restricted Cash and Cash Equivalents	183	31
Letters of Guarantee [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	31	31
Purchase Cards to Banks [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	50
Minimum Liquidity [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents	250
Waiver on Minimum Liquidity [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents		250
Letter of Credit [Member]
Note 8 - Restricted Cash (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 102